Shareholder Report, Average Annual Return (Details) 197925_US Treasury 12 Month Bill ETF_TF_TSR Annual {TF}	12 Months Ended	46 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 12 Month Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 12 Month Bill ETF
Average Annual Return, Percent	3.41%	4.31%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	2.98%
ICE BofA US 1-Year Treasury Bill Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 1-Year Treasury Bill Total Return Index
Average Annual Return, Percent	3.38%	4.33%
Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 1 Year Total Return USD Unhedged Index
Average Annual Return, Percent	3.53%	4.51%